Distribution Date:	12/10/21	CFCRE 2016-C7 Mortgage Trust
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Anthony Orso		aorso@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	24	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12532BAA5	1.971300%	20,266,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532BAC1	3.585300%	184,000,000.00	177,238,244.15	0.00	529,543.56	0.00	0.00	529,543.56	177,238,244.15	29.96%	30.00%
A-SB	12532BAB3	3.643600%	28,337,000.00	28,337,000.00	477,983.37	86,040.58	0.00	0.00	564,023.95	27,859,016.63	29.96%	30.00%
A-3	12532BAD9	3.838500%	224,436,000.00	224,436,000.00	0.00	717,914.66	0.00	0.00	717,914.66	224,436,000.00	29.96%	30.00%
A-M	12532BAE7	4.161500%	42,439,000.00	42,439,000.00	0.00	147,174.92	0.00	0.00	147,174.92	42,439,000.00	23.04%	23.50%
B	12532BAF4	4.322038%	35,095,000.00	35,095,000.00	0.00	126,401.61	0.00	0.00	126,401.61	35,095,000.00	17.32%	18.13%
C	12532BAG2	4.402438%	32,645,000.00	32,645,000.00	0.00	119,764.66	0.00	0.00	119,764.66	32,645,000.00	12.00%	13.13%
D	12532BAL1	4.402438%	35,094,000.00	35,094,000.00	0.00	128,749.31	0.00	0.00	128,749.31	35,094,000.00	6.27%	7.75%
E	12532BAN7	3.456000%	16,323,000.00	16,323,000.00	0.00	47,010.24	0.00	0.00	47,010.24	16,323,000.00	3.61%	5.25%
F	12532BAQ0	3.456000%	7,346,000.00	7,346,000.00	0.00	21,156.48	0.00	0.00	21,156.48	7,346,000.00	2.41%	4.13%
G*	12532BAS6	3.456000%	26,932,725.00	14,752,931.26	0.00	32,828.22	0.00	(53,333.19)	32,828.22	14,806,264.45	0.00%	0.00%
V	12532BBC0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532BBE6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			652,913,725.02	613,706,175.41	477,983.37	1,956,584.24	0.00	(53,333.19)	2,434,567.61	613,281,525.23

Notional Certificates
X-A	12532BAH0	0.681144%	457,039,000.00	430,011,244.15	0.00	244,082.81	0.00	0.00	244,082.81	429,533,260.78
X-B	12532BAJ6	0.168272%	77,534,000.00	77,534,000.00	0.00	10,872.35	0.00	0.00	10,872.35	77,534,000.00
X-E	12532BAW7	0.946438%	16,323,000.00	16,323,000.00	0.00	12,873.93	0.00	0.00	12,873.93	16,323,000.00
X-F	12532BAY3	0.946438%	7,346,000.00	7,346,000.00	0.00	5,793.78	0.00	0.00	5,793.78	7,346,000.00
X-G	12532BBA4	0.946438%	26,932,725.00	14,752,931.26	0.00	11,635.61	0.00	0.00	11,635.61	14,806,264.45
Notional SubTotal			585,174,725.00	545,967,175.41	0.00	285,258.48	0.00	0.00	285,258.48	545,542,525.23

Deal Distribution Total					477,983.37	2,241,842.72	0.00	(53,333.19)	2,719,826.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532BAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532BAC1	963.25132690	0.00000000	2.87795413	0.00000000	0.00000000	0.00000000	0.00000000	2.87795413	963.25132690
A-SB	12532BAB3	1,000.00000000	16.86781840	3.03633342	0.00000000	0.00000000	0.00000000	0.00000000	19.90415182	983.13218160
A-3	12532BAD9	1,000.00000000	0.00000000	3.19875002	0.00000000	0.00000000	0.00000000	0.00000000	3.19875002	1,000.00000000
A-M	12532BAE7	1,000.00000000	0.00000000	3.46791677	0.00000000	0.00000000	0.00000000	0.00000000	3.46791677	1,000.00000000
B	12532BAF4	1,000.00000000	0.00000000	3.60169853	0.00000000	0.00000000	0.00000000	0.00000000	3.60169853	1,000.00000000
C	12532BAG2	1,000.00000000	0.00000000	3.66869842	0.00000000	0.00000000	0.00000000	0.00000000	3.66869842	1,000.00000000
D	12532BAL1	1,000.00000000	0.00000000	3.66869864	0.00000000	0.00000000	0.00000000	0.00000000	3.66869864	1,000.00000000
E	12532BAN7	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
F	12532BAQ0	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
G	12532BAS6	547.76972104	0.00000000	1.21889709	0.35867964	22.21585896	0.00000000	(1.98023742)	1.21889709	549.74995846
V	12532BBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532BBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532BAH0	940.86334897	0.00000000	0.53405248	0.00000000	0.00000000	0.00000000	0.00000000	0.53405248	939.81752275
X-B	12532BAJ6	1,000.00000000	0.00000000	0.14022687	0.00000000	0.00000000	0.00000000	0.00000000	0.14022687	1,000.00000000
X-E	12532BAW7	1,000.00000000	0.00000000	0.78869877	0.00000000	0.00000000	0.00000000	0.00000000	0.78869877	1,000.00000000
X-F	12532BAY3	1,000.00000000	0.00000000	0.78869861	0.00000000	0.00000000	0.00000000	0.00000000	0.78869861	1,000.00000000
X-G	12532BBA4	547.76972104	0.00000000	0.43202498	0.00000000	0.00000000	0.00000000	0.00000000	0.43202498	549.74995846

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	529,543.56	0.00	529,543.56	0.00	0.00	0.00	529,543.56	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	86,040.58	0.00	86,040.58	0.00	0.00	0.00	86,040.58	0.00
A-3	11/01/21 - 11/30/21	30	0.00	717,914.66	0.00	717,914.66	0.00	0.00	0.00	717,914.66	0.00
X-A	11/01/21 - 11/30/21	30	0.00	244,082.81	0.00	244,082.81	0.00	0.00	0.00	244,082.81	0.00
X-B	11/01/21 - 11/30/21	30	0.00	10,872.35	0.00	10,872.35	0.00	0.00	0.00	10,872.35	0.00
X-E	11/01/21 - 11/30/21	30	0.00	12,873.93	0.00	12,873.93	0.00	0.00	0.00	12,873.93	0.00
X-F	11/01/21 - 11/30/21	30	0.00	5,793.78	0.00	5,793.78	0.00	0.00	0.00	5,793.78	0.00
X-G	11/01/21 - 11/30/21	30	0.00	11,635.61	0.00	11,635.61	0.00	0.00	0.00	11,635.61	0.00
A-M	11/01/21 - 11/30/21	30	0.00	147,174.92	0.00	147,174.92	0.00	0.00	0.00	147,174.92	0.00
B	11/01/21 - 11/30/21	30	0.00	126,401.61	0.00	126,401.61	0.00	0.00	0.00	126,401.61	0.00
C	11/01/21 - 11/30/21	30	0.00	119,764.66	0.00	119,764.66	0.00	0.00	0.00	119,764.66	0.00
D	11/01/21 - 11/30/21	30	0.00	128,749.31	0.00	128,749.31	0.00	0.00	0.00	128,749.31	0.00
E	11/01/21 - 11/30/21	30	0.00	47,010.24	0.00	47,010.24	0.00	0.00	0.00	47,010.24	0.00
F	11/01/21 - 11/30/21	30	0.00	21,156.48	0.00	21,156.48	0.00	0.00	0.00	21,156.48	0.00
G	11/01/21 - 11/30/21	30	588,673.40	42,488.44	0.00	42,488.44	9,660.22	0.00	0.00	32,828.22	598,333.62
Totals			588,673.40	2,251,502.94	0.00	2,251,502.94	9,660.22	0.00	0.00	2,241,842.72	598,333.62

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	Additional Information
Total Available Distribution Amount (1)	2,719,826.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,266,940.61	Master Servicing Fee	8,839.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,699.97
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	255.71
ARD Interest	0.00	Operating Advisor Fee	1,448.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	194.34
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,266,940.61	Total Fees	15,437.67

Principal		Expenses/Reimbursements
Scheduled Principal	424,650.18	Reimbursement for Interest on Advances	1.50
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,658.70
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	53,333.19	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	477,983.37	Total Expenses/Reimbursements	9,660.20

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,241,842.72
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	477,983.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,719,826.09
Total Funds Collected	2,744,923.98	Total Funds Distributed	2,744,923.96

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	613,706,175.41	613,706,175.41	Beginning Certificate Balance	613,706,175.41
(-) Scheduled Principal Collections	424,650.18	424,650.18	(-) Principal Distributions	477,983.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(53,333.19)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(53,333.19)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(53,333.19)	(53,333.19)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	613,281,525.23	613,281,525.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	614,465,637.93	614,465,637.93	Ending Certificate Balance	613,281,525.23
Ending Actual Collateral Balance	614,109,466.62	614,109,466.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,938,751.66	1.62%	60	4.9850	NAP	Defeased	1	9,938,751.66	1.62%	60	4.9850	NAP
	9,999,999 or less	15	68,096,112.59	11.10%	59	4.6337	1.983180	1.39 or less	10	214,483,513.28	34.97%	59	4.9332	0.437638
10,000,000 to 19,999,999		9	136,316,814.86	22.23%	59	4.4909	1.492062	1.40 to 1.44	1	1,748,333.30	0.29%	60	5.7650	1.420000
20,000,000 to 29,999,999		5	111,516,296.68	18.18%	59	4.6178	1.629567	1.45 to 1.54	9	151,371,540.26	24.68%	60	4.2810	1.489939
30,000,000 to 39,999,999		4	129,101,513.46	21.05%	60	4.4542	1.420121	1.55 to 1.99	5	51,594,927.34	8.41%	59	4.4652	1.712808
	40,000,000 or greater	3	158,312,035.98	25.81%	59	4.1120	1.195447	2.00 to 2.49	6	137,704,459.39	22.45%	59	4.1803	2.251339
	Totals	37	613,281,525.23	100.00%	59	4.4323	1.479689	2.50 or greater	5	46,440,000.00	7.57%	59	3.1544	3.714083
								Totals	37	613,281,525.23	100.00%	59	4.4323	1.479689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	9,938,751.66	1.62%	60	4.9850	NAP	Washington	1	50,000,000.00	8.15%	59	3.6739	2.490000
Arkansas	1	8,486,007.77	1.38%	60	4.8835	1.830000	Wyoming	2	3,754,422.86	0.61%	60	5.3510	1.510000
California	5	69,397,800.61	11.32%	58	4.2334	1.241375	Totals	60	613,281,525.23	100.00%	59	4.4323	1.479689
Florida	2	6,753,333.42	1.10%	59	4.8242	1.894469
									Property Type³
Georgia	2	18,652,381.77	3.04%	60	5.4138	1.352682
Hawaii	1	56,625,000.00	9.23%	59	4.1995	(0.180000)		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	25,222,492.67	4.11%	59	4.3354	2.251276		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	3,703,523.85	0.60%	60	5.6890	1.280000	Defeased	1	9,938,751.66	1.62%	60	4.9850	NAP
Kentucky	3	10,124,065.85	1.65%	60	4.9939	1.749298	Industrial	7	53,929,834.31	8.79%	60	5.1716	0.871127
Louisiana	1	3,294,378.00	0.54%	60	4.5930	2.020000	Lodging	4	119,696,818.59	19.52%	58	4.6533	0.069281
Maryland	1	13,200,000.00	2.15%	60	5.0560	(1.060000)	Mixed Use	5	66,494,058.78	10.84%	59	4.4993	1.498945
Massachusetts	1	6,551,671.21	1.07%	60	5.3630	1.260000	Mobile Home Park	1	4,668,396.80	0.76%	60	5.3359	1.480000
Michigan	3	6,219,894.11	1.01%	60	4.7907	2.318851	Multi-Family	5	72,272,455.99	11.78%	60	4.7956	1.401579
Minnesota	2	6,815,064.00	1.11%	60	4.5930	2.020000	Office	4	62,919,055.23	10.26%	59	3.9177	2.282783
Missouri	4	13,557,953.00	2.21%	60	4.5930	2.020000	Retail	33	223,362,153.87	36.42%	59	4.0993	2.175740
Nebraska	1	3,300,349.00	0.54%	60	4.5930	2.020000	Totals	60	613,281,525.23	100.00%	59	4.4323	1.479689
New Jersey	1	51,687,035.98	8.43%	60	4.4398	1.450000
New York	2	64,145,538.46	10.46%	59	4.6310	0.929273
North Carolina	1	20,528,479.52	3.35%	57	4.6400	0.450000
Ohio	5	29,480,458.56	4.81%	60	5.3880	1.366690
Pennsylvania	2	22,030,028.72	3.59%	60	4.9490	1.454664
South Dakota	2	6,408,518.00	1.04%	60	4.5930	2.020000
Tennessee	6	19,938,150.00	3.25%	60	4.5930	2.020000
Texas	5	42,966,226.22	7.01%	59	4.4251	1.522313
Virginia	1	40,500,000.00	6.60%	59	2.9882	3.850000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,938,751.66	1.62%	60	4.9850	NAP	Defeased	1	9,938,751.66	1.62%	60	4.9850	NAP
	3.7499% or less	6	131,500,000.00	21.44%	59	3.4356	2.603308	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	7	137,423,570.61	22.41%	59	4.1428	1.032460	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	6	139,909,974.89	22.81%	60	4.5405	1.600185	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	9	113,251,928.13	18.47%	60	5.0017	0.764694	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.7499%	6	76,536,473.97	12.48%	59	5.4699	1.206739	49 months or greater	36	603,342,773.57	98.38%	59	4.4232	1.479684
	5.7500% or greater	2	4,720,825.97	0.77%	60	5.7700	1.205917	Totals	37	613,281,525.23	100.00%	59	4.4323	1.479689
	Totals	37	613,281,525.23	100.00%	59	4.4323	1.479689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	9,938,751.66	1.62%	60	4.9850	NAP	Defeased	1	9,938,751.66	1.62%	60	4.9850	NAP
	112 months or less	36	603,342,773.57	98.38%	59	4.4232	1.479684	Interest Only	16	329,720,975.00	53.76%	59	3.9964	1.833358
	113 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	20	273,621,798.57	44.62%	59	4.9375	1.053499
	Totals	37	613,281,525.23	100.00%	59	4.4323	1.479689	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	613,281,525.23	100.00%	59	4.4323	1.479689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	9,938,751.66	1.62%	60	4.9850	NAP				None
Underwriter's Information		5	119,037,921.69	19.41%	60	4.9884	1.675886
	12 months or less	30	480,550,429.02	78.36%	59	4.2759	1.430846
	13 months to 24 months	1	3,754,422.86	0.61%	60	5.3510	1.510000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	613,281,525.23	100.00%	59	4.4323	1.479689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30312004	LO	Honolulu	HI	Actual/360	4.199%	198,163.91	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	12/01/21
2	30312011	MF	Jersey City	NJ	Actual/360	4.440%	191,546.67	84,418.04	0.00	N/A	12/06/26	--	51,771,454.02	51,687,035.98	12/06/21
3	30311997	OF	Kirkland	WA	Actual/360	3.674%	153,079.17	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	12/06/21
04A2B	30312005	RT	Fresno	CA	Actual/360	3.587%	107,610.00	0.00	0.00	N/A	11/01/26	--	36,000,000.00	36,000,000.00	12/01/21
04A2D	30312006				Actual/360	3.587%	14,945.83	0.00	0.00	N/A	11/01/26	--	5,000,000.00	5,000,000.00	12/01/21
05A2	30312007	RT	Woodbridge	VA	Actual/360	2.988%	49,803.55	0.00	0.00	N/A	11/01/26	--	20,000,000.00	20,000,000.00	12/01/21
05A3	30312008				Actual/360	2.988%	31,749.76	0.00	0.00	N/A	11/01/26	--	12,750,000.00	12,750,000.00	12/01/21
05A8	30312009				Actual/360	2.988%	19,298.88	0.00	0.00	N/A	11/01/26	--	7,750,000.00	7,750,000.00	12/01/21
06A2	30297936	MU	New York	NY	Actual/360	4.127%	51,581.25	0.00	0.00	N/A	11/06/26	--	15,000,000.00	15,000,000.00	12/06/21
06A4	30297938				Actual/360	4.127%	65,336.25	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	12/06/21
7	30312012	RT	Various	Various	Actual/360	4.593%	125,802.42	0.00	0.00	12/01/26	12/01/31	--	32,868,038.00	32,868,038.00	12/01/21
8	30312013	IN	Various	Various	Actual/360	5.363%	132,286.41	45,966.04	0.00	N/A	12/06/26	--	29,599,792.58	29,553,826.54	12/06/21
9	30311998	LO	New York	NY	Actual/360	5.200%	130,801.50	39,422.87	0.00	N/A	12/06/26	--	30,184,961.33	30,145,538.46	03/06/20
10	30312014	RT	Various	Various	Actual/360	4.593%	115,161.58	0.00	0.00	12/01/26	12/01/31	--	30,087,937.00	30,087,937.00	12/01/21
11	30312015	RT	Richardson	TX	Actual/360	4.045%	70,411.86	39,991.19	0.00	N/A	11/01/26	--	20,888,561.80	20,848,570.61	12/01/21
12	30312016	LO	Charlotte	NC	Actual/360	4.640%	79,517.40	36,366.07	0.00	N/A	09/01/26	--	20,564,845.59	20,528,479.52	12/01/21
13	30312017	MF	Various	Various	Actual/360	5.689%	97,736.06	30,378.42	0.00	N/A	12/06/26	--	20,615,798.43	20,585,420.01	12/06/21
14	30312018	RT	Chicago	IL	Actual/360	4.155%	65,787.50	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	12/06/21
15	30297981	MU	Bethlehem	PA	Actual/360	4.810%	66,206.24	23,089.66	0.00	N/A	12/06/26	--	16,517,148.44	16,494,058.78	12/06/21
16	30312019	MU	Venice	CA	Actual/360	4.971%	66,280.00	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	12/06/21
17	30297980	RT	Lubbock	TX	Actual/360	4.974%	51,811.19	24,729.00	0.00	N/A	12/06/26	--	12,499,684.47	12,474,955.47	11/06/21
18	30312010	LO	Los Angeles	CA	Actual/360	5.419%	56,076.22	19,890.63	0.00	N/A	05/06/26	--	12,417,691.24	12,397,800.61	12/06/21
19	30312020	IN	Rockville	MD	Actual/360	5.056%	55,616.00	0.00	0.00	N/A	12/06/26	--	13,200,000.00	13,200,000.00	04/06/21
20	30312021	IN	Spring Valley	CA	Actual/360	4.985%	41,347.00	14,387.15	0.00	N/A	12/01/26	--	9,953,138.81	9,938,751.66	12/01/21
21	30297969	IN	Jonesboro	AR	Actual/360	4.883%	34,582.25	11,728.89	0.00	N/A	12/06/26	--	8,497,736.66	8,486,007.77	12/06/21
23	30311999	OF	Cleveland	OH	Actual/360	4.840%	28,169.92	8,644.91	0.00	N/A	11/06/26	--	6,985,000.00	6,976,355.09	12/06/21
25	30312023	RT	Brunswick	GA	Actual/360	5.533%	25,751.72	8,439.95	0.00	N/A	12/06/26	--	5,585,047.10	5,576,607.15	12/06/21
26	30312001	OF	Various	TX	Actual/360	4.887%	24,231.38	7,299.86	0.00	N/A	11/06/26	--	5,950,000.00	5,942,700.14	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30297972	MH	Buckeye Lake	OH	Actual/360	5.336%	20,788.69	6,809.35	0.00	N/A	12/06/26	--	4,675,206.15	4,668,396.80	12/06/21
29	30312024	RT	Rock Springs	WY	Actual/360	5.351%	16,767.69	5,850.59	0.00	N/A	12/06/26	--	3,760,273.45	3,754,422.86	12/06/21
30	30312025	RT	Austin	TX	Actual/360	3.974%	12,253.17	0.00	0.00	N/A	11/01/26	--	3,700,000.00	3,700,000.00	12/01/21
31	30312026	RT	Brooksville	FL	Actual/360	5.035%	14,842.39	5,099.23	0.00	N/A	11/06/26	--	3,537,411.65	3,532,312.42	12/06/21
32	30312027	RT	Oswego	IL	Actual/360	4.075%	11,036.46	0.00	0.00	N/A	11/01/26	--	3,250,000.00	3,250,000.00	12/01/21
33	30297984	RT	Collinsville	IL	Actual/360	5.773%	14,320.98	4,327.00	0.00	N/A	12/06/26	--	2,976,819.67	2,972,492.67	11/06/20
34	30312028	IN	Holland	MI	Actual/360	4.544%	10,186.13	0.00	0.00	N/A	12/06/26	--	2,690,000.00	2,690,000.00	12/06/21
35	30312003	RT	Adrian	MI	Actual/360	4.465%	7,641.65	5,263.00	0.00	N/A	11/06/26	--	2,053,747.39	2,048,484.39	12/06/21
36	30312029	RT	New Philadelphia	OH	Actual/360	5.765%	8,411.53	2,548.33	0.00	N/A	12/06/26	--	1,750,881.63	1,748,333.30	12/06/21
Totals							2,266,940.61	424,650.18	0.00				613,706,175.41	613,281,525.23
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(9,944,765.15)	(5,699,277.52)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,916,089.87	4,850,909.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	22,544.22	0.00
3	7,199,353.00	6,924,182.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2B	22,081,820.36	3,173,099.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2D	22,081,820.36	3,173,099.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A2	36,932,274.66	35,449,161.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A3	36,932,274.66	35,449,161.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A8	36,932,274.66	35,449,161.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
06A2	14,749,089.10	15,830,754.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
06A4	14,749,089.10	15,830,754.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,080,640.00	3,079,680.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,121,264.00	3,121,264.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(914,394.07)	219,982.01	01/01/21	09/30/21	09/08/20	0.00	0.00	169,060.49	3,557,062.69	347,358.28	0.00
10	2,819,520.00	2,820,480.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,037,460.87	2,197,189.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	401,103.53	857,522.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,481,932.26	2,242,134.91	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,914,759.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,663,690.01	1,679,814.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	684,102.50	222,615.48	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,423,041.99	1,276,963.34	01/01/21	09/30/21	--	0.00	0.00	76,488.11	76,488.11	0.00	0.00
18	3,268,598.53	2,580,230.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(1,106,111.12)	(163,741.49)	01/01/21	03/31/21	--	0.00	0.00	55,189.53	451,896.16	68,385.66	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,047,986.34	1,063,112.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	818,967.00	545,050.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	543,542.91	700,405.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	579,030.00	587,900.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	304,569.66	502,802.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	434,780.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	367,257.93	366,922.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	485,448.96	481,553.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	382,099.50	364,979.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	337,106.42	276,933.09	01/01/21	10/31/21	02/08/21	0.00	0.00	18,601.42	242,259.12	63,406.54	0.00
34	417,607.00	421,880.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	336,824.96	336,735.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	211,456.72	237,257.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	213,771,606.51	176,450,671.00				0.00	0.00	319,339.55	4,327,706.08	501,694.70	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	0	0.00	0	0.00	3	46,318,031.13	1	2,972,492.67	0	0.00	0	0.00	0	0.00	0	0.00	4.432300%	4.402117%	59
11/15/21	0	0.00	0	0.00	3	46,361,781.00	1	2,976,819.67	0	0.00	0	0.00	0	0.00	0	0.00	4.432624%	4.402438%	60
10/13/21	0	0.00	0	0.00	3	46,400,518.11	1	2,980,650.26	0	0.00	0	0.00	0	0.00	1	1,599,925.09	4.432904%	4.402717%	61
09/13/21	0	0.00	0	0.00	3	46,443,908.22	1	2,984,938.20	0	0.00	1	16,000,000.00	0	0.00	0	0.00	4.437716%	4.407505%	62
08/12/21	0	0.00	0	0.00	3	46,482,275.25	1	2,988,728.63	0	0.00	0	0.00	0	0.00	0	0.00	4.437994%	4.407782%	63
07/12/21	0	0.00	1	13,200,000.00	2	33,320,469.39	1	2,992,500.31	0	0.00	0	0.00	0	0.00	0	0.00	4.438270%	4.408057%	64
06/11/21	1	13,200,000.00	0	0.00	2	33,363,336.34	0	0.00	0	0.00	1	16,000,000.00	0	0.00	0	0.00	4.438577%	4.408363%	65
05/12/21	0	0.00	0	0.00	2	33,401,165.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.438850%	4.408635%	66
04/12/21	1	16,000,000.00	0	0.00	2	33,443,680.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439154%	4.408937%	67
03/12/21	0	0.00	0	0.00	2	33,481,147.06	0	0.00	2	0.00	0	0.00	0	0.00	2	1,780,512.51	4.439423%	4.409206%	68
02/12/21	1	12,587,330.07	0	0.00	4	44,543,701.31	0	0.00	2	11,010,647.47	0	0.00	0	0.00	0	0.00	4.458829%	4.427630%	69
01/12/21	0	0.00	0	0.00	4	44,602,200.82	0	0.00	2	11,032,082.85	0	0.00	0	0.00	0	0.00	4.459116%	4.427915%	70
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30311998	03/06/20	20	6	169,060.49	3,557,062.69	357,926.81	30,896,400.24	06/10/20	1
17	30297980	11/06/21	0	A	76,488.11	76,488.11	0.00	12,499,684.47
19	30312020	04/06/21	7	6	55,189.53	451,896.16	78,884.41	13,200,000.00	07/12/21	2
33	30297984	11/06/20	12	6	18,601.42	242,259.12	164,952.42	3,024,843.28	11/01/19	3	02/28/21	12/14/20
Totals					319,339.55	4,327,706.08	601,763.64	59,620,927.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		550,325,550	504,007,519	43,345,538		2,972,493
> 60 Months		62,955,975	62,955,975	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	613,281,525	566,963,494	0	0	46,318,031	0
Nov-21	613,706,175	567,344,394	0	0	46,361,781	0
Oct-21	614,077,030	567,676,512	0	0	46,400,518	0
Sep-21	616,082,409	569,638,501	0	0	46,443,908	0
Aug-21	616,451,788	569,969,513	0	0	46,482,275	0
Jul-21	616,819,575	570,299,105	0	13,200,000	33,320,469	0
Jun-21	617,222,403	570,659,066	13,200,000	0	33,363,336	0
May-21	617,586,865	584,185,699	0	0	33,401,165	0
Apr-21	617,986,489	568,542,809	16,000,000	0	33,443,680	0
Mar-21	618,347,655	584,866,508	0	0	33,481,147	0
Feb-21	629,828,459	572,697,428	12,587,330	0	33,533,054	11,010,647
Jan-21	630,207,470	585,605,269	0	0	33,570,118	11,032,083
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30311998	30,145,538.46	30,896,400.24		--	115,480.18	0.06000	09/30/21	12/06/26	299
19	30312020	13,200,000.00	13,200,000.00		--	(179,178.99)	(1.06000)	03/31/21	12/06/26	299
33	30297984	2,972,492.67	3,024,843.28		--	242,253.09	1.08000	10/31/21	12/06/26	299
Totals		46,318,031.13	47,121,243.52			178,554.28

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	30311998	LO	NY	06/10/20	1

19	30312020	IN	MD	07/12/21	2

33	30297984	RT	IL	11/01/19	3

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
06A2	30297936	15,000,000.00	4.12600%	15,000,000.00	4.12600%	8	07/02/20	07/02/20	08/04/20
06A4	30297938	19,000,000.00	4.12600%	19,000,000.00	4.12600%	8	07/02/20	07/02/20	08/04/20
12	30312016	21,107,183.17	4.64000%	21,107,183.17	4.64000%	8	07/13/20	08/01/20	07/16/20
16	30312019	16,000,000.00	4.97100%	16,000,000.00	4.97100%	10	07/23/20	07/21/20	07/31/20
16	30312019	0.00	4.97100%	0.00	4.97100%	8	03/02/21	02/05/21	03/22/21
16	30312019	0.00	4.97100%	0.00	4.97100%	8	07/30/21	07/30/21	08/09/21
Totals		71,107,183.17		71,107,183.17
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	30312022 09/12/18	7,418,280.88	6,400,000.00	5,336,874.89	884,301.91	5,336,874.89	4,452,572.98	2,965,707.90	53,333.19	42,771.72	2,922,936.18	38.33%
24	30312000 03/12/21	6,080,609.36	0.00	1,477,642.71	1,069,210.88	1,477,642.71	408,431.83	5,672,177.53	0.00	0.00	5,672,177.53	85.52%
27	30312002 03/12/21	4,930,038.11	0.00	2,083,161.77	684,470.49	2,083,161.77	1,398,691.28	3,531,346.84	0.00	0.00	3,531,346.84	65.66%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,428,928.35	6,400,000.00	8,897,679.37	2,637,983.28	8,897,679.37	6,259,696.09	12,169,232.27	53,333.19	42,771.72	12,126,460.55

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	30312022	12/10/21	0.00	0.00	2,922,936.18	0.00	0.00	(53,333.19)	0.00	0.00	2,922,936.18
		10/13/20	0.00	0.00	2,976,269.37	0.00	0.00	4,724.50	0.00	0.00
		09/14/20	0.00	0.00	2,971,544.87	0.00	0.00	1,442.00	0.00	0.00
		03/12/20	0.00	0.00	2,970,102.87	0.00	0.00	269.95	0.00	0.00
		01/11/19	0.00	0.00	2,969,832.92	0.00	0.00	1,375.00	0.00	0.00
		11/13/18	0.00	0.00	2,968,457.92	0.00	0.00	2,750.02	0.00	0.00
		09/12/18	0.00	0.00	2,965,707.90	0.00	0.00	2,965,707.90	0.00	0.00
24	30312000	03/12/21	0.00	0.00	5,672,177.53	0.00	0.00	5,672,177.53	0.00	0.00	5,672,177.53
27	30312002	03/12/21	0.00	0.00	3,531,346.84	0.00	0.00	3,531,346.84	0.00	0.00	3,531,346.84
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(53,333.19)	0.00	0.00	(53,333.19)
Cumulative Totals			0.00	0.00	12,126,460.55	0.00	0.00	12,126,460.55	0.00	0.00	12,126,460.55

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,288.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	2,750.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.55	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1.05)	0.00	0.00	0.00
33	0.00	0.00	620.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,658.70	0.00	0.00	0.00	0.00	0.00	1.50	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,660.20

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Supplemental Notes
None

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